Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in 3GUU Group (Detail) (3GUU Group)
In Thousands, unless otherwise specified
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 HKD
Business Acquisition [Line Items]
Cash				58,475	68,796
Business acquisition, ordinary shares issued value				139,941
Less: contingently returnable consideration asset	(2,191)	(13,648)	(1,597)	(1,739)
30% noncontrolling interest				69,420
Net assets acquired				266,097